Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	$	$
Staff advances	110	67
Prepayment for products	226	525
Advance to OEMs	4,004	3,945
Rental and other deposits	46	27
VAT recoverable	725	899
Receivable from an export/import agent	20	-
Investment of convertible bond	338	438
Cash loan	100	100
Prepayment for debt settlement	-	1,000
Others	479	138
	6,048	7,139
Less: provision	(405)	(392)

	5,643	6,747

Provisions were $405 and $392 as of December 31, 2023 and 2024, respectively. The Group reviews staff advances, rental and other deposits, receivable from an agent and other for expected credit loss. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.